Contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) defendant lawsuit	Dec. 31, 2015 BRL lawsuit	Dec. 31, 2015 USD ($) lawsuit	Dec. 31, 2014 BRL	Dec. 31, 2014 USD ($)	Jul. 06, 2013 item
Contingencies [Line Items]
Reasonably possible litigation losses in excess of established reserves and insurance | $			$ 185,000
Maximum [Member]
Contingencies [Line Items]
Accrued liability estimable losses | $	$ 5,000,000
Itu And Cascavel [Member] | Tax Years 2006-2011 [Member]
Contingencies [Line Items]
Tax assessments and penalties claimed		BRL 533,000	135,000
Taxes Paid To Espirito Santo [Member]
Contingencies [Line Items]
Tax assessments and penalties claimed		5,800,000	1,500,000	BRL 71,100,000	$ 18,000,000
Sao Paulo [Member] | Tax Years 2006 to 2009 [Member]
Contingencies [Line Items]
Tax assessments and penalties claimed		76,900,000	19,400,000
Sao Paulo [Member] | Tax Years 2004-2007 [Member]
Contingencies [Line Items]
Tax assessments and penalties claimed		BRL 4,000,000	$ 1,000,000
Alleged actual tax rate paid	8.80%
Required tax rate	18.00%
Lac-Mgantic, Quebec Derailment [Member]
Contingencies [Line Items]
Number of locomotives						5
Number of rail tank cars						72
Number of deceased						40
Number of buildings destroyed						30
Number of lawsuits filed | lawsuit	20
Number of lawsuits in which parent company is named defendant | lawsuit		7	7
Number of other defendants | defendant	13
Number of cases not consolidated | lawsuit		2	2
CIT Group Inc. [Member] | Lac-Mgantic, Quebec Derailment [Member]
Contingencies [Line Items]
Number of rail tank cars						9
Number of rail tank cars for which parent company is lessor to third party						2
Ocwen Loan Servicing, LLC ("Ocwen") [Member] | Indemnification Agreement [Member]
Contingencies [Line Items]
Indemnifications, aggregate amount | $			$ 150,000,000
Cumulative payments for claims arising from servicing errors | $	$ 47,000,000
Indemnification obligation expiration, term	3 years
Service transfer date, term of liability	90 days